SCUDDER
                                                                     INVESTMENTS


Growth/Aggressive Funds

Scudder Aggressive Growth Fund
formerly Kemper Aggressive Growth Fund

Scudder Small Capitalization Equity Fund formerly Kemper Small Capitalization Equity Fund

Supplement to Prospectus Dated February 1, 2001, as revised June 25, 2001

Class I Shares

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The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how Scudder Small Capitalization Equity Fund's Class I shares' returns over different periods average out. For context, the table has broad-based market indices (which, unlike the fund, do not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. Because there are no Class I shares of Scudder Aggressive Growth Fund issued as of the date of this supplement, there is no financial data for these shares.

Average Annual Total Returns (%) as of 12/31/2000
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                                  1 Year           5 Years      Since Inception
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Scudder Small
Capitalization Equity Fund       -10.05            10.25            11.88*
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Index 1                           -9.10            18.33            19.42**
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Index 2                           -3.02            10.31            11.66**
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Index 3                          -22.43             7.14             8.87**
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*  Since 7/3/1995

** Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 3: Russell 2000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2000 Index.




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


How much investors pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, fees paid directly from your investment.

                    Maximum      Maximum
                     Sales      Contingent     Maximum
                    Charge       Deferred       Sales
                     (Load)       Sales        Charge
                 Imposed on       Charge       (Load)
                  Purchases       (Load)     Imposed on
                     (% of        (% of      Reinvested
                   offering     redemption   Dividends/     Redemption  Exchange
                     price)     proceeds)    Distributions    Fee         Fee
--------------------------------------------------------------------------------
Scudder
Aggressive
Growth Fund           None         None         None         None        None
--------------------------------------------------------------------------------
Scudder Small
Capitalization
Equity Fund           None         None         None         None        None
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Annual Operating Expenses, deducted from fund assets.


                                                                         Total
                                                                         Annual
                                           Distribution/                 Fund
                               Management   Service        Other       Operating
                                   Fee    (12b-1) Fees     Expenses*    Expenses
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Scudder Aggressive Growth
Fund**                            0.52%         None          0.10%      0.62%
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Scudder Small Capitalization
Equity Fund                       0.82          None          0.10       0.92
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*  Includes a fixed rate administrative fee of 0.10%.

** Estimated for Scudder Aggressive Growth Fund since no Class I shares of this fund were issued as of its fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee for each fund.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

                                        1 Year    3 Years    5 Years   10 Years
 -------------------------------------------------------------------------------
 Scudder Aggressive Growth Fund            $63      $199       $346      $774
 -------------------------------------------------------------------------------
 Scudder Small Capitalization
 Equity Fund                                94       293        509     1,131
 -------------------------------------------------------------------------------


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

Financial Highlights

Because there are no Class I shares of Scudder Aggressive Growth Fund issued as of the date of this supplement, there is no financial data for these shares.

Scudder Small Capitalization Equity Fund -- Class I


Year ended September 30,            2000      1999     1998     1997     1996
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Per share operating performance
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Net asset value, beginning
of period                          $6.27     $5.39     $8.07   $7.05    $7.15
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Income from investment
operations:
  Net investment income (loss)      (.05)(a)  (.01)(a)    --     .01      .01(a)
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  Net realized and unrealized
  gain  (loss) on investment
  transactions                      3.52      1.30     (1.87)   1.58      .94
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  Total from investment
  operations                        3.47      1.29     (1.87)   1.59      .95
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  Less distributions from:
  Net realized gains on
  investment transactions           (.36)     (.41)     (.81)   (.57)   (1.05)
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Total distributions                 (.36)     (.41)     (.81)   (.57)   (1.05)
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Net asset value, end of period     $9.38     $6.27     $5.39   $8.07    $7.05
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Total return (%)                   56.87(b)  24.66    (24.82)  24.89    16.76
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Ratios to average net assets and supplemental data
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Net assets, end of period
($ in millions)                       20        12        12      21       20
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Ratio of expenses before expense
reductions (%)                       .97       .58       .48     .53      .66
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Ratio of expenses after expense
reductions (%)                       .96       .58       .48     .53      .66
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Ratio of net investment income
(loss) (%)                          (.65)     (.21)      .04     .17      .16
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Portfolio turnover rate (%)          156       133        86     102       85
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(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.




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

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.



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

June 25, 2001